Consolidated portfolio of investments—January 31, 2025 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 9.12%
Real estate: 9.12%
Health care REITs: 0.90%
Alexandria Real Estate Equities, Inc.	3,862	$375,965
Welltower, Inc.	11,214	1,530,487
		1,906,452
Industrial REITs : 1.52%
First Industrial Realty Trust, Inc.	10,466	558,780
Prologis, Inc.	14,840	1,769,670
Terreno Realty Corp.	13,355	873,684
		3,202,134
Residential REITs : 1.99%
American Homes 4 Rent Class A	17,830	617,453
Camden Property Trust	6,034	686,126
Independence Realty Trust, Inc.	21,870	420,123
Invitation Homes, Inc.	19,357	602,971
Mid-America Apartment Communities, Inc.	5,087	776,174
Sun Communities, Inc.	8,792	1,112,188
		4,215,035
Retail REITs : 0.64%
Federal Realty Investment Trust	3,623	393,567
Simon Property Group, Inc.	5,534	962,141
		1,355,708
Specialized REITs : 4.07%
American Tower Corp.	9,333	1,726,138
Crown Castle, Inc.	5,015	447,739
CubeSmart	10,252	427,509
Equinix, Inc.	2,145	1,959,801
Extra Space Storage, Inc.	6,421	988,834
Four Corners Property Trust, Inc.	10,335	283,489
Gaming & Leisure Properties, Inc.	7,567	366,167
Iron Mountain, Inc.	7,332	744,711
SBA Communications Corp. Class A	4,968	981,478
VICI Properties, Inc. Class A	22,469	668,902
		8,594,768
Total common stocks (Cost $18,616,054)		19,274,097

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 31.39%
TIPS	0.13%	10-15-2026	$3,815,887	3,740,846
TIPS	0.13	4-15-2027	122,915	118,975
TIPS	0.13	1-15-2031	4,557,045	4,101,322
TIPS	0.13	7-15-2031	7,427,753	6,640,012
TIPS	0.13	1-15-2032	7,426,429	6,534,191
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 1

Consolidated portfolio of investments—January 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	2-15-2052	$5,372,079	$2,960,560
TIPS	0.25	7-15-2029	2,318,792	2,175,432
TIPS	0.38	1-15-2027	117,548	114,970
TIPS	0.38	7-15-2027	116,078	113,159
TIPS	0.50	1-15-2028	6,855,708	6,630,414
TIPS	0.75	2-15-2042	8,244,856	6,444,002
TIPS	0.75	2-15-2045	140,679	103,981
TIPS	1.63	10-15-2027	117,156	117,613
TIPS	1.75	1-15-2028	120,478	120,824
TIPS	1.75	1-15-2034	1,431,786	1,391,725
TIPS	2.00	1-15-2026	5,070,792	5,090,805
TIPS	2.13	2-15-2040	1,277,229	1,254,977
TIPS	2.13	2-15-2041	691,526	679,141
TIPS	2.38	1-15-2027	109,512	111,299
TIPS	2.38	10-15-2028	6,437,812	6,607,814
TIPS	3.63	4-15-2028	6,203,035	6,570,815
TIPS	3.88	4-15-2029	3,608,021	3,905,545
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2034	779,232	766,077
Total U.S. Treasury securities (Cost $66,435,230)				66,294,499

		Yield	Shares
Short-term investments: 27.93%
Investment companies: 27.93%
Allspring Government Money Market Fund Select Class♠∞*		4.32	58,988,643	58,988,643
Total short-term investments (Cost $58,988,643)				58,988,643
Total investments in securities (Cost $144,039,927)	68.44%			144,557,239
Other assets and liabilities, net	31.56			66,646,817
Total net assets	100.00%			$211,204,056

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
See accompanying consolidated notes to portfolio of investments
2 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$140,821,444	$247,185,246	$(329,018,047)	$0	$0	$58,988,643	58,988,643	$5,219,134
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
AUD	7,993,000	USD	5,078,552	Morgan Stanley Co.	3-19-2025	$0	$(108,392)
USD	10,167,271	AUD	16,002,000	Morgan Stanley Co.	3-19-2025	217,001	0
AUD	3,061,000	USD	1,915,060	Morgan Stanley Co.	3-19-2025	0	(11,687)
USD	1,201,598	AUD	1,936,000	Morgan Stanley Co.	3-19-2025	0	(2,234)
AUD	1,295,000	USD	818,418	Morgan Stanley Co.	3-19-2025	0	(13,169)
USD	8,000,845	BRL	49,242,000	Morgan Stanley Co.	3-19-2025	0	(347,091)
BRL	24,588,000	USD	3,995,061	Morgan Stanley Co.	3-19-2025	173,313	0
BRL	11,286,000	USD	1,835,152	Morgan Stanley Co.	3-19-2025	78,150	0
USD	1,116,072	BRL	6,924,000	Morgan Stanley Co.	3-19-2025	0	(57,745)
BRL	3,177,000	USD	535,407	Morgan Stanley Co.	3-19-2025	3,186	0
USD	17,543,019	CAD	24,897,000	Morgan Stanley Co.	3-19-2025	380,288	0
CAD	12,441,000	USD	8,766,225	Morgan Stanley Co.	3-19-2025	0	(190,030)
CAD	4,995,000	USD	3,491,801	Morgan Stanley Co.	3-19-2025	0	(48,501)
USD	2,172,267	CAD	3,118,000	Morgan Stanley Co.	3-19-2025	22,875	0
CAD	2,080,000	USD	1,454,423	Morgan Stanley Co.	3-19-2025	0	(20,577)
USD	13,880,991	CHF	12,279,000	Morgan Stanley Co.	3-19-2025	333,023	0
CHF	6,135,000	USD	6,935,409	Morgan Stanley Co.	3-19-2025	0	(166,389)
CHF	2,526,000	USD	2,802,006	Morgan Stanley Co.	3-19-2025	0	(14,958)
USD	1,719,081	CHF	1,555,000	Morgan Stanley Co.	3-19-2025	3,380	0
CHF	994,000	USD	1,105,112	Morgan Stanley Co.	3-19-2025	0	(8,388)
CLP	2,909,256,000	USD	2,939,325	Morgan Stanley Co.	3-19-2025	25,207	0
USD	6,897,017	CLP	6,826,460,000	Morgan Stanley Co.	3-19-2025	0	(59,147)
CLP	776,283,000	USD	771,078	Morgan Stanley Co.	3-19-2025	19,954	0
CLP	1,241,341,000	USD	1,233,018	Morgan Stanley Co.	3-19-2025	31,908	0
USD	1,094,285	CLP	1,098,296,000	Morgan Stanley Co.	3-19-2025	0	(24,878)
CLP	525,446,000	USD	535,634	Morgan Stanley Co.	3-19-2025	0	(204)
USD	11,650,428	CZK	277,372,000	Morgan Stanley Co.	3-19-2025	217,857	0
CZK	138,553,000	USD	5,819,628	Morgan Stanley Co.	3-19-2025	0	(108,824)
CZK	60,155,000	USD	2,485,725	Morgan Stanley Co.	3-19-2025	0	(6,289)
USD	1,507,895	CZK	36,751,000	Morgan Stanley Co.	3-19-2025	0	(6,888)
CZK	20,943,000	USD	878,040	Morgan Stanley Co.	3-19-2025	0	(14,823)
EUR	6,877,000	USD	7,244,046	Morgan Stanley Co.	3-19-2025	0	(95,383)
USD	14,498,626	EUR	13,764,000	Morgan Stanley Co.	3-19-2025	190,906	0
EUR	676,000	USD	705,370	Morgan Stanley Co.	3-19-2025	0	(2,666)
EUR	2,973,000	USD	3,102,168	Morgan Stanley Co.	3-19-2025	0	(11,725)
USD	2,253,536	EUR	2,181,000	Morgan Stanley Co.	3-19-2025	0	(13,621)
EUR	1,131,000	USD	1,191,134	Morgan Stanley Co.	3-19-2025	0	(15,456)
GBP	9,877,000	USD	12,462,364	Morgan Stanley Co.	3-19-2025	0	(217,607)
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 3

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	6,236,860	GBP	4,943,000	Morgan Stanley Co.	3-19-2025	$108,903	$0
USD	22,093,494	GBP	17,669,000	Morgan Stanley Co.	3-19-2025	188,806	0
GBP	10,085,000	USD	12,610,385	Morgan Stanley Co.	3-19-2025	0	(107,765)
USD	1,839,848	GBP	1,491,000	Morgan Stanley Co.	3-19-2025	0	(8,581)
GBP	854,000	USD	1,064,302	Morgan Stanley Co.	3-19-2025	0	(5,577)
HUF	1,616,014,000	USD	4,125,869	Morgan Stanley Co.	3-19-2025	0	(26,837)
USD	8,262,912	HUF	3,236,405,000	Morgan Stanley Co.	3-19-2025	53,746	0
HUF	684,111,000	USD	1,703,921	Morgan Stanley Co.	3-19-2025	31,331	0
USD	1,040,786	HUF	420,426,000	Morgan Stanley Co.	3-19-2025	0	(25,628)
HUF	230,753,000	USD	592,064	Morgan Stanley Co.	3-19-2025	0	(6,757)
USD	9,980,629	IDR	160,499,495,000	Morgan Stanley Co.	3-19-2025	149,686	0
IDR	320,823,094,000	USD	19,950,320	Morgan Stanley Co.	3-19-2025	0	(299,209)
IDR	326,358,260,000	USD	20,110,812	Morgan Stanley Co.	3-19-2025	0	(120,660)
USD	35,256,093	IDR	572,135,871,000	Morgan Stanley Co.	3-19-2025	211,528	0
USD	2,994,656	IDR	48,829,670,000	Morgan Stanley Co.	3-19-2025	3,733	0
IDR	9,628,442,000	USD	590,644	Morgan Stanley Co.	3-19-2025	0	(881)
IDR	26,607,102,000	USD	1,647,866	Morgan Stanley Co.	3-19-2025	0	(18,123)
INR	1,506,579,000	USD	17,640,201	Morgan Stanley Co.	3-19-2025	0	(302,879)
USD	35,291,396	INR	3,014,097,000	Morgan Stanley Co.	3-19-2025	605,947	0
INR	103,322,000	USD	1,199,118	Morgan Stanley Co.	3-19-2025	0	(10,115)
INR	574,770,000	USD	6,670,574	Morgan Stanley Co.	3-19-2025	0	(56,269)
USD	5,444,956	INR	471,005,000	Morgan Stanley Co.	3-19-2025	24,752	0
INR	95,755,000	USD	1,105,678	Morgan Stanley Co.	3-19-2025	0	(3,754)
INR	259,445,000	USD	2,999,919	Morgan Stanley Co.	3-19-2025	0	(14,293)
JPY	767,724,000	USD	5,049,646	Morgan Stanley Co.	3-19-2025	0	(75,203)
USD	10,110,205	JPY	1,537,107,000	Morgan Stanley Co.	3-19-2025	150,568	0
JPY	277,499,000	USD	1,768,270	Morgan Stanley Co.	3-19-2025	29,776	0
USD	1,134,050	JPY	178,155,000	Morgan Stanley Co.	3-19-2025	0	(20,300)
JPY	123,292,000	USD	796,159	Morgan Stanley Co.	3-19-2025	2,708	0
KRW	8,320,560,000	USD	5,810,646	Morgan Stanley Co.	3-19-2025	0	(73,643)
USD	11,632,169	KRW	16,656,696,000	Morgan Stanley Co.	3-19-2025	147,424	0
KRW	3,203,197,000	USD	2,209,787	Morgan Stanley Co.	3-19-2025	0	(1,192)
USD	1,421,064	KRW	2,070,658,000	Morgan Stanley Co.	3-19-2025	0	(6,649)
KRW	1,285,384,000	USD	899,761	Morgan Stanley Co.	3-19-2025	0	(13,493)
MXN	80,831,000	USD	3,947,246	Morgan Stanley Co.	3-19-2025	0	(72,034)
USD	9,038,755	MXN	185,094,000	Morgan Stanley Co.	3-19-2025	164,950	0
MXN	40,920,000	USD	1,987,129	Morgan Stanley Co.	3-19-2025	0	(25,336)
MXN	14,311,000	USD	694,961	Morgan Stanley Co.	3-19-2025	0	(8,861)
USD	1,348,548	MXN	27,817,000	Morgan Stanley Co.	3-19-2025	14,941	0
MXN	15,100,000	USD	742,589	Morgan Stanley Co.	3-19-2025	0	(18,662)
NOK	48,953,000	USD	4,388,922	Morgan Stanley Co.	3-19-2025	0	(64,125)
USD	8,788,871	NOK	98,029,000	Morgan Stanley Co.	3-19-2025	128,412	0
NOK	19,614,000	USD	1,731,118	Morgan Stanley Co.	3-19-2025	1,698	0
USD	1,064,963	NOK	12,152,000	Morgan Stanley Co.	3-19-2025	0	(8,616)
NOK	7,595,000	USD	679,375	Morgan Stanley Co.	3-19-2025	0	(8,388)
USD	10,377,683	NZD	18,018,000	Morgan Stanley Co.	3-19-2025	207,144	0
NZD	8,999,000	USD	5,183,082	Morgan Stanley Co.	3-19-2025	0	(103,457)
NZD	3,465,000	USD	1,962,285	Morgan Stanley Co.	3-19-2025	0	(6,412)
USD	1,232,165	NZD	2,195,000	Morgan Stanley Co.	3-19-2025	0	(6,836)
NZD	1,430,000	USD	818,376	Morgan Stanley Co.	3-19-2025	0	(11,190)
USD	9,665,362	PLN	39,443,000	Morgan Stanley Co.	3-19-2025	0	(18,972)
PLN	19,699,000	USD	4,827,168	Morgan Stanley Co.	3-19-2025	9,475	0
See accompanying consolidated notes to portfolio of investments
4 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
PLN	8,469,000	USD	2,057,568	Morgan Stanley Co.	3-19-2025	$21,803	$0
USD	1,237,080	PLN	5,146,000	Morgan Stanley Co.	3-19-2025	0	(26,403)
PLN	2,871,000	USD	714,448	Morgan Stanley Co.	3-19-2025	0	(9,539)
SEK	53,558,000	USD	4,897,686	Morgan Stanley Co.	3-19-2025	0	(54,796)
USD	9,806,437	SEK	107,237,000	Morgan Stanley Co.	3-19-2025	109,716	0
SEK	23,234,000	USD	2,104,267	Morgan Stanley Co.	3-19-2025	0	(3,373)
USD	1,267,321	SEK	14,102,000	Morgan Stanley Co.	3-19-2025	0	(7,828)
SEK	7,956,000	USD	731,529	Morgan Stanley Co.	3-19-2025	0	(12,121)
USD	4,033,314	ZAR	72,700,000	Morgan Stanley Co.	3-19-2025	156,311	0
ZAR	145,200,000	USD	8,055,531	Morgan Stanley Co.	3-19-2025	0	(312,193)
USD	1,515,480	ZAR	28,488,000	Morgan Stanley Co.	3-19-2025	0	(3,750)
ZAR	17,623,000	USD	927,111	Morgan Stanley Co.	3-19-2025	12,702	0
USD	595,514	ZAR	10,993,000	Morgan Stanley Co.	3-19-2025	9,270	0
						$4,242,378	$(3,547,372)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Light Sweet Crude Oil Futures**	17	2-20-2025	$1,291,787	$1,233,010	$0	$(58,777)
Henry Hub Natural Gas Futures**	68	2-26-2025	1,811,406	2,069,920	258,514	0
Brent Crude Oil Futures**	28	2-28-2025	2,243,182	2,118,760	0	(124,422)
NY Harbor ULSD Futures**	12	2-28-2025	1,273,892	1,208,239	0	(65,653)
10-Year Euro BUND Index	697	3-6-2025	99,055,901	95,820,978	0	(3,234,923)
Number 2 Cotton Futures**	142	3-7-2025	5,004,872	4,677,480	0	(327,392)
TOPIX Index	41	3-13-2025	7,254,101	7,378,123	124,022	0
Hard Red Winter Wheat Futures**	87	3-14-2025	2,391,488	2,519,738	128,250	0
Soybean Meal Futures**	142	3-14-2025	4,254,180	4,275,620	21,440	0
Wheat Futures**	226	3-14-2025	6,317,210	6,322,350	5,140	0
10-Year Australian Bond	574	3-17-2025	40,331,117	40,080,455	0	(250,662)
LME Copper Futures**	37	3-17-2025	8,397,871	8,319,885	0	(77,986)
LME Zinc Futures**	37	3-17-2025	2,616,968	2,517,989	0	(98,979)
Volatility Index	167	3-18-2025	3,135,879	3,003,662	0	(132,217)
10-Year Canadian Bond	1,245	3-20-2025	103,206,539	106,163,588	2,957,049	0
10-Year U.S. Treasury Notes	366	3-20-2025	39,723,797	39,836,813	113,016	0
S&P/TSX 60 Index	57	3-20-2025	11,991,883	12,098,503	106,620	0
Ultra 10-Year U.S. Treasury Notes	703	3-20-2025	79,176,915	78,296,625	0	(880,290)
DAX Index	18	3-21-2025	9,585,915	10,184,367	598,452	0
E-Mini NASDAQ 100 Index	15	3-21-2025	6,626,614	6,476,775	0	(149,839)
E-Mini Russell 2000 Index	58	3-21-2025	6,894,467	6,656,660	0	(237,807)
E-Mini S&P 500 Index	110	3-21-2025	32,864,790	33,369,875	505,085	0
Euro STOXX 600 Index	691	3-21-2025	18,647,325	19,354,778	707,453	0
FTSE 100 Index	119	3-21-2025	12,264,449	12,779,135	514,686	0
MSCI EAFE Index	86	3-21-2025	9,605,195	10,193,150	587,955	0
MSCI Emerging Markets Index	190	3-21-2025	10,172,735	10,358,800	186,065	0
U.S. Real Estate Futures	303	3-21-2025	11,431,197	11,044,350	0	(386,847)
Long Gilt Futures	274	3-27-2025	32,053,801	31,516,980	0	(536,821)
Silver Futures**	16	3-27-2025	2,514,854	2,581,200	66,346	0
Gold 100 Troy Ounces Futures**	19	4-28-2025	5,276,174	5,386,500	110,326	0
Short
CAC 40 Index	(122)	2-21-2025	(9,382,238)	(10,079,465)	0	(697,227)
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 5

Consolidated portfolio of investments—January 31, 2025 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
Number 11 World Sugar Futures**	(242)	2-28-2025	$(5,782,632)	$(5,244,624)	$538,008	$0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	(71)	2-28-2025	(6,339,737)	(6,139,342)	200,395	0
30-Year Euro BUXL Futures	(155)	3-6-2025	(22,688,176)	(20,729,956)	1,958,220	0
Gas Oil Futures**	(29)	3-12-2025	(2,158,974)	(2,050,300)	108,674	0
Corn Futures**	(305)	3-14-2025	(6,612,384)	(7,350,500)	0	(738,116)
Soybean Futures**	(12)	3-14-2025	(596,503)	(625,200)	0	(28,697)
Soybean Oil Futures**	(55)	3-14-2025	(1,416,478)	(1,521,630)	0	(105,152)
LME Copper Futures**	(32)	3-17-2025	(7,191,636)	(7,195,576)	0	(3,940)
LME Lead Futures**	(71)	3-17-2025	(3,462,662)	(3,433,791)	28,871	0
LME Nickel Futures**	(17)	3-17-2025	(1,567,041)	(1,541,436)	25,605	0
LME Primary Aluminum Futures**	(48)	3-17-2025	(3,006,415)	(3,128,100)	0	(121,685)
S&P ASX Share Price Index 200	(75)	3-20-2025	(9,672,844)	(9,916,503)	0	(243,659)
Ultra Long Term U.S. Treasury Bond	(318)	3-20-2025	(37,452,525)	(37,673,062)	0	(220,537)
Euro STOXX 50 Index	(580)	3-21-2025	(30,059,464)	(31,835,535)	0	(1,776,071)
					$9,850,192	$(10,497,699)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd, the consolidated entity.
See accompanying consolidated notes to portfolio of investments
6 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of January 31, 2025, the Subsidiary had $51,501,855 of investments in affiliates and cash at broker segregated for futures contacts representing 100.42% of its net assets. As of January 31, 2025, the Portfolio held $51,285,472 in the Subsidiary, representing 32.07% of the Portfolio’s net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
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Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
changes in interest rates, security values, commodity prices and is subject to interest rate risk, equity price risk, commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
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Notes to consolidated portfolio of investments—January 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of January 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$19,274,097	$0	$0	$19,274,097
U.S. Treasury securities	66,294,499	0	0	66,294,499
Short-term investments
Investment companies	58,988,643	0	0	58,988,643
	144,557,239	0	0	144,557,239
Forward foreign currency contracts	0	4,242,378	0	4,242,378
Futures contracts	9,850,192	0	0	9,850,192
Total assets	$154,407,431	$4,242,378	$0	$158,649,809
Liabilities
Forward foreign currency contracts	$0	$3,547,372	$0	$3,547,372
Futures contracts	10,497,699	0	0	10,497,699
Total liabilities	$10,497,699	$3,547,372	$0	$14,045,071
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of January 31, 2025, $66,550,000 was segregated as cash collateral for these open futures contracts.  The Portfolio also had $2,180,000 segregated as cash collateral for open forward foreign currency contracts.
At January 31, 2025, the Portfolio did not have any transfers into/out of Level 3.
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